Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000162154 | Cintas Corp.FR_172908105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000162154 | TransDigm Group, Inc.FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000162154 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000162154 | Tyler Technologies, Inc.FR_902252105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000162154 | W R Berkley Corp.FR_084423102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000162154 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000162154 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000162154 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000162154 | Stryker Corp.FR_863667101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000162154 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000162154 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.80%
C000162154 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.20%
C000162154 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	10.00%
C000162154 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	17.50%
C000162154 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	26.20%
C000162154 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	40.30%
C000162154 | Sector Fixed IncomeUtilities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000162154 | Sector Fixed IncomeIndustrial
Holdings [Line Items]
Percent of Total Investments	1.70%
C000162154 | Sector Fixed IncomeBasic Materials
Holdings [Line Items]
Percent of Total Investments	1.90%
C000162154 | Sector Fixed IncomeCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.90%
C000162154 | Sector Fixed IncomeCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000162154 | Sector Fixed IncomeConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	3.10%
C000162154 | Sector Fixed IncomeTechnology
Holdings [Line Items]
Percent of Total Investments	3.40%
C000162154 | Sector Fixed IncomeCommunications
Holdings [Line Items]
Percent of Total Investments	3.40%
C000162154 | Sector Fixed IncomeEnergy
Holdings [Line Items]
Percent of Total Investments	4.00%
C000162154 | Sector Fixed IncomeConsumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	5.60%
C000162154 | Sector Fixed IncomeFinancial
Holdings [Line Items]
Percent of Total Investments	11.70%
C000162154 | Sector Fixed IncomeResidential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	27.50%
C000162154 | Sector Fixed IncomeGovernment
Holdings [Line Items]
Percent of Total Investments	32.60%
C000162154 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	65.40%
C000162154 | AssetBonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000162154 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020616 | Cintas Corp.FR_172908105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020616 | TransDigm Group, Inc.FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020616 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020616 | Tyler Technologies, Inc.FR_902252105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020616 | W R Berkley Corp.FR_084423102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020616 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020616 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020616 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020616 | Stryker Corp.FR_863667101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020616 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020616 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020616 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.20%
C000020616 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	10.00%
C000020616 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	17.50%
C000020616 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	26.20%
C000020616 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	40.30%
C000020616 | Sector Fixed IncomeUtilities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000020616 | Sector Fixed IncomeIndustrial
Holdings [Line Items]
Percent of Total Investments	1.70%
C000020616 | Sector Fixed IncomeBasic Materials
Holdings [Line Items]
Percent of Total Investments	1.90%
C000020616 | Sector Fixed IncomeCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.90%
C000020616 | Sector Fixed IncomeCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000020616 | Sector Fixed IncomeConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	3.10%
C000020616 | Sector Fixed IncomeTechnology
Holdings [Line Items]
Percent of Total Investments	3.40%
C000020616 | Sector Fixed IncomeCommunications
Holdings [Line Items]
Percent of Total Investments	3.40%
C000020616 | Sector Fixed IncomeEnergy
Holdings [Line Items]
Percent of Total Investments	4.00%
C000020616 | Sector Fixed IncomeConsumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	5.60%
C000020616 | Sector Fixed IncomeFinancial
Holdings [Line Items]
Percent of Total Investments	11.70%
C000020616 | Sector Fixed IncomeResidential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	27.50%
C000020616 | Sector Fixed IncomeGovernment
Holdings [Line Items]
Percent of Total Investments	32.60%
C000020616 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	65.40%
C000020616 | AssetBonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000020616 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%